Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation
Stock-based compensation expense, net of tax	$ 99	$ 11	$ 1,193	$ 58
Expiration period	10 years
Minimum
Share-based Compensation
Vesting period	2 years
Maximum
Share-based Compensation
Vesting period	4 years
Research and Development
Share-based Compensation
Stock-based compensation expense, net of tax	27	8	228	30
Sales and Marketing
Share-based Compensation
Stock-based compensation expense, net of tax	40	1	147	7
General and Administrative Expenses
Share-based Compensation
Stock-based compensation expense, net of tax	$ 32	$ 2	$ 818	$ 21